Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2018	2017	2018	2017
Electric and gas revenue
United States
ITC	400	411	741	775
UNS Energy	475	502	862	907
Central Hudson	208	186	496	422
Canada
FortisBC Energy	204	231	634	718
FortisAlberta	139	149	276	293
FortisBC Electric	80	74	180	173
Newfoundland Power	147	154	367	381
Maritime Electric	48	47	102	98
FortisOntario	48	50	97	101
Caribbean
Caribbean Utilities	62	57	114	107
FortisTCI	20	20	37	38
Total electric and gas revenue	1,831	1,881	3,906	4,013
Other services revenue (1)	111	106	209	199
Revenue from contracts with customers	1,942	1,987	4,115	4,212
Alternative revenue	(9)	(6)	3	(2)
Other revenue	14	34	26	79
Total revenue	1,947	2,015	4,144	4,289

(1)
Includes $57 million and $109 million from regulated operations for the three and six months ended June 30, 2018, respectively ($53 million and $100 million for the three and six months ended June 30, 2017, respectively).

Schedule of Accounts Receivable and Other Current Assets
Accounts receivable are summarized below.

	As at
	June 30,	December 31,
($ millions)	2018	2017
Trade accounts receivable	488	460
Unbilled accounts receivable	493	562
Allowance for doubtful accounts	(34)	(31)
Total accounts receivable	947	991
Income tax receivable	32	8
Other	154	132
	1,133	1,131